Annual Fund Operating Expenses - Oberweis China Opportunities Fund	Sep. 11, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	Apr. 30, 2026
Investor Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.25%	[1]
Other Expenses (as a percentage of Assets):	0.91%	[1]
Expenses (as a percentage of Assets)	2.16%	[1],[2]
Fee Waiver or Reimbursement	(0.36%)	[1]
Net Expenses (as a percentage of Assets)	1.80%	[1]
Institutional Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[1]
Distribution and Service (12b-1) Fees	0.00%	[1]
Other Expenses (as a percentage of Assets):	0.92%	[1]
Expenses (as a percentage of Assets)	1.92%	[1],[2]
Fee Waiver or Reimbursement	(0.37%)	[1]
Net Expenses (as a percentage of Assets)	1.55%	[1]

[1]	Expenses have been restated to reflect current fees.
[2]	The Fund’s adviser has a contractual arrangement with the Fund to reimburse it for total annual fund operating expenses in excess of 1.80% and 1.55% of average daily net assets excluding any interest, taxes, brokerage commissions, acquired fund fees and expenses and extraordinary expenses for Investor Class and Institutional Class shares, respectively, (the “expense limitation”). The contractual arrangement continues in force until April 30, 2026. Except with respect to termination, the contractual arrangement may be amended at any time by the mutual written consent of the adviser and the Fund, subject to the approval by the Board of Trustees of The Oberweis Funds. During the term of the contract, the adviser may recoup the amount of any expenses reimbursed under the term of the contract within three years from the date on which reimbursement occurred if the recoupment does not cause the Fund’s expenses to exceed the expense limitation in place at the time of the recoupment or at the time of reimbursement, whichever is lower.